SUPPLEMENT TO THE

FIDELITY® ADVISOR REAL ESTATE FUND

A Fund of Fidelity Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

September 29, 2003

STATEMENT OF ADDITIONAL INFORMATION

Ms. Davis served as a Member of the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 24.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 22.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 22.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series VII. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

ARE/AREIB-04-01 May 28, 2004
1.777595.103

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, and Anti-Money Laundering (AML) officer. The following information replaces Maria Dwyer's biographical information found in the "Trustees and Officers" section on page 27.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Real Estate. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 22.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Real Estate. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 22.

Peter L. Lydecker (50)
Year of Election or Appointment: 2004 Assistant Treasurer of Advisor Real Estate. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section beginning on page 41.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.

SUPPLEMENT TO THE

FIDELITY ADVISOR FOCUS FUNDS®
FIDELITY® ADVISOR BIOTECHNOLOGY FUND,
FIDELITY ADVISOR CONSUMER INDUSTRIES FUND,
FIDELITY ADVISOR CYCLICAL INDUSTRIES FUND,
FIDELITY ADVISOR DEVELOPING COMMUNICATIONS FUND,
FIDELITY ADVISOR ELECTRONICS FUND,
FIDELITY ADVISOR FINANCIAL SERVICES FUND,
FIDELITY ADVISOR HEALTH CARE FUND,
FIDELITY ADVISOR NATURAL RESOURCES FUND,
FIDELITY ADVISOR TECHNOLOGY FUND, AND
FIDELITY ADVISOR TELECOMMUNICATIONS & UTILITIES GROWTH FUND

Funds of Fidelity Advisor Series VII
Class A, Class T, Class B, Class C, and Institutional Class

September 29, 2003

STATEMENT OF ADDITIONAL INFORMATION

Ms. Davis served as a Member of the Board of Trustees through December 31, 2003. The following information has been removed from the "Trustees and Officers" section on page 46.

Phyllis Burke Davis (71)

Year of Election or Appointment: 1992

Mrs. Davis is retired from Avon Products, Inc. (consumer products) where she held various positions including Senior Vice President of Corporate Affairs and Group Vice President of U.S. product marketing, sales, distribution, and manufacturing. Mrs. Davis is a member of the Board of Directors of the Southampton Hospital in Southampton, N.Y. (1998). Previously, she served as a Director of BellSouth Corporation (telecommunications), Eaton Corporation (diversified industrial), the TJX Companies, Inc. (retail stores), Hallmark Cards, Inc., and Nabisco Brands, Inc.

During the period from March 1, 2003 through December 31, 2003, Dr. Heilmeier served as a Member of the Advisory Board. Effective January 1, 2004, Dr. Heilmeier serves as a Member of the Board of Trustees. The following information replaces the similar information found in the "Trustees and Officers" section beginning on page 44.

George H. Heilmeier (67)

Year of Election or Appointment: 2004

Dr. Heilmeier is Chairman Emeritus of Telcordia Technologies (communication software and systems), where prior to his retirement, he served as company Chairman and Chief Executive Officer. He currently serves on the Boards of Directors of The Mitre Corporation (systems engineering and information technology support for the government), INET Technologies Inc. (telecommunications network surveillance, 2001) and Teletech Holdings (customer management services, 1998). He is Chairman of the General Motors Technology Advisory Committee and a Life Fellow of the IEEE (2000). Dr. Heilmeier is a member of the Defense Science Board and the National Security Agency Advisory Board. He is also a member of the National Academy of Engineering, the American Academy of Arts and Sciences and The Board of Overseers of the School of Engineering and Applied Science of the University of Pennsylvania. Previously, Dr. Heilmeier served as a Director of TRW Inc. (automotive, space, defense, and information technology, 1992-2002) and Compaq (1994-2002).

Effective January 1, 2004, Ms. Small serves as a Member of the Advisory Board. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 44.

Cornelia M. Small (59)

Year of Election or Appointment: 2004

Member of the Advisory Board of Fidelity Advisor Series VII. Ms. Small is a member (2000) and Chairperson (2002) of the Investment Committee, and a member (2002) of the Board of Trustees of Smith College. Previously, she served as Chief Investment Officer (1999-2000), Director of Global Equity Investments (1996-1999), and a member of the Board of Directors of Scudder, Stevens & Clark (1990-1997) and Scudder Kemper Investments (1997-1998). In addition, Ms. Small served as Co-Chair (2000-2003) of the Annual Fund for the Fletcher School of Law and Diplomacy.

AFOC/AFOCIB-04-01 May 28, 2004
1.480127.117

Effective March 5, 2004, Ms. Reynolds serves as President, Treasurer, and Anti-Money Laundering (AML) officer. The following information replaces Maria Dwyer's biographical information found in the "Trustees and Officers" section on page 48.

Christine Reynolds (45)

Year of Election or Appointment: 2004

President, Treasurer, and Anti-Money Laundering (AML) officer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Reynolds also serves as President, Treasurer, and AML officer of other Fidelity funds (2004) and is a Vice President (2003) and an employee (2002) of FMR. Before joining Fidelity Investments, Ms. Reynolds worked at PricewaterhouseCoopers LLP (PwC) (1980-2002), where she was most recently an audit partner with PwC's investment management practice.

Effective March 18, 2004, Ms. Monasterio serves as Deputy Treasurer. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 44.

Kimberley H. Monasterio (40)

Year of Election or Appointment: 2004

Deputy Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Ms. Monasterio also serves as Deputy Treasurer of other Fidelity funds (2004) and is an employee of FMR (2004). Before joining Fidelity Investments, Ms. Monasterio served as Treasurer (2000-2004) and Chief Financial Officer (2002-2004) of the Franklin Templeton Funds and Senior Vice President of Franklin Templeton Services, LLC (2000-2004).

Effective April 15, 2004, Mr. Lydecker serves as Assistant Treasurer. The following information supplements the similar information found in the "Trustees and Officers" section beginning on page 44.

Peter L. Lydecker (50)

Year of Election or Appointment: 2004

Assistant Treasurer of Advisor Biotechnology, Advisor Consumer Industries, Advisor Cyclical Industries, Advisor Developing Communications, Advisor Electronics, Advisor Financial Services, Advisor Health Care, Advisor Natural Resources, Advisor Technology, and Advisor Telecommunications & Utilities Growth. Mr. Lydecker also serves as Assistant Treasurer of other Fidelity funds (2004) and is an employee of FMR.

The following information replaces the third paragraph found under the "Voting Rights" heading in the "Description of the Trust" section on page 76.

The trust or a fund or a class may be terminated upon the sale of its assets to, or merger with, another open-end management investment company, series, or class thereof, or upon liquidation and distribution of its assets. The Trustees may reorganize, terminate, merge, or sell all or a portion of the assets of the trust or a fund or a class without prior shareholder approval. In the event of the dissolution or liquidation of the trust, shareholders of each of its funds are entitled to receive the underlying assets of such fund available for distribution. In the event of the dissolution or liquidation of a fund or a class, shareholders of that fund or that class are entitled to receive the underlying assets of the fund or class available for distribution.